                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-1241

                            Eaton Vance Growth Trust
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                             Date of Fiscal Year End

                                 August 31, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[[NOTE TO FILERS: INSERT SHAREHOLDER REPORT HERE]]

[GRAPHICS IMAGE]

[GRAPHICS IMAGE]

[GRAPHICS IMAGE]

[EATON VANCE(R) MANAGED INVESTMENTS LOGO]


ANNUAL REPORT AUGUST 30, 2003


EATON VANCE GROWTH FUND

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE GROWTH FUND as of August 31, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]

For the year ended August 31, 2003, Eaton Vance Growth Fund outperformed both the benchmark Standard & Poors 500 Composite Index (the "S&P 500") and its peer group, the Lipper Mid-Cap Growth Classification.(1) The Fund's Class A shares had a total return of 32.56% during the year ended August 31, 2003. That return was the result of an increase in net asset value (NAV) per share from $4.76 on August 31, 2002, to $6.31 on August 31, 2003.(2)

Class B shares had a total return of 31.52% for the same period, the result of an increase in NAV per share from $9.17 to $12.06.(2)

Class C shares had a total return of 31.53% for the same period, the result of an increase in NAV per share from $7.93 to $10.43.(2)

For comparison, the S&P 500 had a total return of 12.06% for the year ended August 31, 2003, while the average return of funds in the Lipper Mid-Cap Growth Classification was 23.33% for the same period.(1)

AFTER A FALSE START, A CAUTIOUS BUT SUSTAINED RECOVERY IN THE STOCK MARKETS ...

Last fall, there appeared to be stirrings of economic improvement in the U.S., and stocks rebounded strongly. However, the lead-up to the Iraq War, more accounting scandals, the SARS epidemic, and restrained business investment combined to cause the markets to decline again amid all the uncertainty. With the onset of the war in March 2003, though, the market found its legs again, and there were hints of economic improvement over the summer. The S&P 500 rose for the sixth consecutive month in August 2003, the longest positive streak since 1998. The strength of the S&P 500 was broad-based, as eight of its 10 sectors posted gains. NASDAQ's performance was also impressive, concluding its seventh straight monthly gain, the longest positive run in an eight-year period.(1) The market's recovery since March has been driven, in our opinion, by a strong earnings outlook, sustained consumer strength, and acceleration in economic activity.

NEW OPPORTUNITIES FOR GROWTH STOCKS ...

We feel optimistic that the recovery we've seen in the U.S. equity markets can be sustained. Our analyst team stands poised to seek out further opportunities among growth stocks in the year ahead. In the pages that follow, portfolio manager Arieh Coll shares his thoughts with Shareholders about the Fund.


                                                Sincerely,

                                                /s/ Thomas E. Faust Jr.

                                                Thomas E. Faust Jr.
                                                President
                                                October 3, 2003

Fund Information
as of August 31, 2003

PERFORMANCE(2)                                                                      CLASS A     CLASS B     CLASS C
-------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                                              32.56%      31.52%      31.53%
Five Years                                                                             0.28       -0.53       -0.57
Ten Years                                                                              6.18        N.A.        N.A.
Life of Fund+                                                                          9.21        6.26        5.76

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                                                              24.95%      26.52%      30.52%
Five Years                                                                            -0.90       -0.83       -0.57
Ten Years                                                                              5.55        N.A.        N.A.
Life of Fund+                                                                          9.09        6.26        5.76

+ Inception Dates - Class A: 8/1/52; Class B: 9/13/94; Class C:11/7/94

TEN LARGEST HOLDINGS(3) By total net assets

Biovail Corp.                                     6.6%
InterActiveCorp.                                  6.2
American Pharmaceutical Partners, Inc.            4.3
NBTY, Inc.                                        3.3
MGIC Investment Corp.                             2.6
Radian Group, Inc.                                2.5
Teva Pharmaceutical Industries Ltd. ADR           2.5
AnnTaylor Stores Corp.                            2.4
Gen-Probe, Inc.                                   2.4
Progressive Corp. (The)                           2.2

(1) It is not possible to invest directly in an Index or a Lipper
    Classification.

(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

(3) Ten Largest Holdings accounted for 35.0% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
       TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

MANAGEMENT DISCUSSION

AN INTERVIEW WITH ARIEH COLL, VICE PRESIDENT AND PORTFOLIO MANAGER OF GROWTH PORTFOLIO

[PHOTO OF ARIEH COLL]

Q: ARIEH, THE FUND HAD STRONG PERFORMANCE THIS YEAR. CAN YOU GIVE US AN
   OVERVIEW?

A: MR. COLL: We were pleased that Eaton Vance Growth Fund (Class A) outperformed both its benchmark, the S&P 500, as well as its peer group, the Lipper Mid-Cap Growth Classification, for the year ended August 31, 2003.* During this time, the market continued to be exceedingly volatile, with the July 2002 lows being tested in October 2002 and then again in March 2003. After hitting its bottom, the stock market has risen sharply since March, as it anticipated a better economy and stronger corporate profits. A more favorable investment environment aided the Fund's absolute performance.

[CHART]

   FIVE LARGEST INDUSTRY POSITIONS+
   By total net assets

   Drugs                19.4%
   Retail               13.2%
   Insurance            10.8%
   Health Services       6.8%
   Internet Services     6.2%

+ As of August 31, 2003. Industry positions subject to change due to active management.

Q: TO WHAT WOULD YOU ATTRIBUTE THE FUND'S RELATIVE OUTPERFORMANCE THIS YEAR?

A: Overall, our outperformance versus the benchmark and the Lipper
   Classification was a function of having better stock selection.* As a rule, we avoid "sector plays;" our strategy is to seek out common stocks of U.S. companies that are expected to grow at a rate that exceeds that of the overall U.S. economy. We research these stocks on a company-by-company basis, and especially with the market not giving any clear sign of sector leadership over the year, individual stock selection remained the primary driver of relative returns for the period.

Q: WHAT WERE THE SPECIFIC AREAS THAT HAD AN IMPACT ON PERFORMANCE?

A: It remained difficult to find compelling investments among technology-related stocks because many tech companies are still suffering from the IT downturn. Our more successful investments in tech have been companies that are closely linked to the Internet and which benefit from the migration from offline to online usage, such as travel and shopping sites. We saw consumer behavior patterns changing here, in spite of a weak economy, over the past year, so when we thought valuations were reasonable, we invested selectively in these types of stocks. We also found attractive investments in the financial sector, stocks that we believe to have good growth prospects and reasonable valuations. We were also overweighted in stocks of companies involved in the generic drug industry, which performed well and added to overall performance.


* It is not possible to invest directly in an Index or a Lipper Classification.

   In terms of specific stocks, an example of a successful investment that has had a material impact on the Fund's performance is Hotels.com. It sells vacant hotel rooms on the Internet at 20 to 30% price discounts. For the one year ended August 31, 2003, the stock had an absolute total return of 125%, and added over 500 basis points (5%) of return to the Fund's performance. Overall, the Portfolio's top 16 strongest stocks added over 3000 basis points (30%) to the Fund's performance for the year ended August 31, 2003, and although all or a portion of the Portfolio's holdings in some of those stocks may have been sold prior to August 31, 2003, those stocks accounted for over one third of the Portfolio's net assets on that date.

Q: WHAT WERE THE NEGATIVE STORIES FOR THE PORTFOLIO FOR THE PAST YEAR?

A: There were a handful of stocks that didn't perform as expected, but they were a result of individual circumstances rather than part of a larger story.

Q: THANK YOU, ARIEH. DO YOU HAVE ANY FINAL THOUGHTS FOR OUR SHAREHOLDERS?

A: Most investors own a combination of stocks, bonds and money market accounts.
   I believe that now is an excellent time to reconsider emphasizing equities. Historically, the best time to invest in the stock market has been after a bear market. We have just been through the longest bear market since 1974. Corporate profits are recovering from the recession. Investors are also pessimistic and have placed record amounts of cash in money market accounts. Meanwhile, the Federal Reserve has cut interest rates numerous times in the past two years to stimulate the economy, and Congress has also helped out by approving tax cuts. These circumstances have historically led to above average stock market appreciation in the following year. However, I would anticipate that returns will be much more restrained and moderate than in the previous bull market.

   As investors, we believe that now is an excellent time to consider growth funds. Historically, growth funds have tended to lag in bear markets, due to their higher valuations and higher risk profiles. In bull markets, the situation has historically been the reverse, and growth funds have tended to beat the stock market indexes.

   Eaton Vance Growth Fund has consistently outperformed, relative to its peers, in both up and down markets. (On a quarterly basis, the Fund's Class A shares have outperformed the average return for funds in the the Lipper Mid-Cap Growth Classification for 11 of the last 13 quarters, or from March 31, 2000, through June 30, 2003.)* We are building a long-term track record and strive on a daily basis to continue delivering good performance.

   THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.


* It is not possible to invest directly in a Lipper Classification.

PERFORMANCE

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE GROWTH FUND, CLASS A VS. THE S&P 500 INDEX*

August 31, 1993 - August 31, 2003

                                  GROWTH FUND-A
                                Inception: 8/1/52

                  FUND          FUND          S&P
                VALUE AT     VALUE WITH       500
   DATE           NAV       SALES CHARGE     INDEX
---------------------------------------------------
 8/31/1993       10,000         10,000       10,000
 9/30/1993       10,100          9,521        9,923
10/31/1993       10,187          9,604       10,128
11/30/1993        9,838          9,275       10,032
12/31/1993       10,013          9,440       10,153
 1/31/1994       10,474          9,874       10,498
 2/28/1994       10,237          9,651       10,213
 3/31/1994        9,525          8,980        9,769
 4/30/1994        9,575          9,027        9,894
 5/31/1994        9,687          9,133       10,056
 6/30/1994        9,262          8,732        9,810
 7/31/1994        9,625          9,074       10,132
 8/31/1994        9,950          9,380       10,546
 9/30/1994        9,712          9,156       10,288
10/31/1994        9,925          9,357       10,519
11/30/1994        9,548          9,002       10,137
12/31/1994        9,571          9,023       10,287
 1/31/1995        9,626          9,075       10,553
 2/28/1995       10,054          9,479       10,964
 3/31/1995       10,359          9,766       11,287
 4/30/1995       10,415          9,818       11,619
 5/31/1995       10,678         10,067       12,083
 6/30/1995       11,024         10,393       12,363
 7/31/1995       11,342         10,693       12,773
 8/31/1995       11,536         10,876       12,805
 9/30/1995       11,786         11,111       13,345
10/31/1995       11,578         10,915       13,297
11/30/1995       12,035         11,347       13,880
12/31/1995       12,368         11,660       14,148
 1/31/1996       12,684         11,958       14,629
 2/29/1996       13,000         12,256       14,765
 3/31/1996       13,094         12,344       14,907
 4/30/1996       13,469         12,698       15,126
 5/31/1996       13,843         13,051       15,516
 6/30/1996       13,598         12,820       15,575
 7/31/1996       12,792         12,059       14,887
 8/31/1996       13,310         12,548       15,202
 9/30/1996       13,924         13,127       16,057
10/31/1996       13,967         13,168       16,499
11/30/1996       14,805         13,958       17,745
12/31/1996       14,624         13,787       17,394
 1/31/1997       15,660         14,763       18,480
 2/28/1997       15,644         14,749       18,625
 3/31/1997       14,938         14,083       17,861
 4/30/1997       15,723         14,823       18,926
 5/31/1997       16,821         15,858       20,078
 6/30/1997       17,464         16,465       20,977
 7/31/1997       18,751         17,678       22,645
 8/31/1997       17,704         16,690       21,377
 9/30/1997       18,661         17,593       22,547
10/31/1997       18,302         17,254       21,795
11/30/1997       18,712         17,641       22,803
12/31/1997       18,796         17,720       23,195
 1/31/1998       18,901         17,819       23,451
 2/28/1998       20,536         19,361       25,141
 3/31/1998       21,563         20,329       26,428
 4/30/1998       22,120         20,854       26,694
 5/31/1998       21,180         19,968       26,235
 6/30/1998       21,528         20,296       27,300
 7/31/1998       21,198         19,984       27,010
 8/31/1998       17,961         16,933       23,109
 9/30/1998       19,231         18,130       24,590
10/31/1998       20,571         19,394       26,588
11/30/1998       21,354         20,132       28,199
12/31/1998       22,238         20,966       29,823
 1/31/1999       22,413         21,130       31,069
 2/28/1999       22,107         20,842       30,104
 3/31/1999       21,998         20,739       31,308
 4/30/1999       23,157         21,831       32,520
 5/31/1999       22,370         21,089       31,754
 6/30/1999       23,791         22,429       33,514
 7/31/1999       22,785         21,481       32,469
 8/31/1999       21,757         20,512       32,308
 9/30/1999       21,167         19,955       31,424
10/31/1999       22,107         20,842       33,411
11/30/1999       22,413         21,130       34,090
12/31/1999       23,238         21,908       36,097
 1/31/2000       21,993         20,734       34,284
 2/29/2000       22,536         21,246       33,635
 3/31/2000       22,061         20,798       36,924
 4/30/2000       21,088         19,881       35,813
 5/31/2000       20,590         19,412       35,078
 6/30/2000       21,269         20,052       35,943
 7/31/2000       21,179         19,966       35,382
 8/31/2000       23,441         22,100       37,578
 9/30/2000       23,351         22,014       35,595
10/31/2000       22,225         20,953       35,444
11/30/2000       19,743         18,613       32,651
12/31/2000       20,897         19,701       32,811
 1/31/2001       22,052         20,790       33,975
 2/28/2001       19,137         18,041       30,879
 3/31/2001       16,308         15,375       28,924
 4/30/2001       18,502         17,443       31,170
 5/31/2001       18,906         17,824       31,379
 6/30/2001       19,599         18,477       30,615
 7/31/2001       18,646         17,579       30,314
 8/31/2001       18,098         17,062       28,418
 9/30/2001       15,038         14,177       26,124
10/31/2001       16,452         15,511       26,622
11/30/2001       17,953         16,926       28,664
12/31/2001       18,588         17,524       28,915
 1/31/2002       17,809         16,790       28,493
 2/28/2002       16,712         15,756       27,943
 3/31/2002       18,502         17,443       28,994
 4/30/2002       18,588         17,524       27,237
 5/31/2002       17,405         16,409       27,037
 6/30/2002       15,731         14,830       25,112
 7/31/2002       13,624         12,844       23,155
 8/31/2002       13,739         12,953       23,307
 9/30/2002       12,844         12,109       20,776
10/31/2002       13,681         12,898       22,603
11/30/2002       15,096         14,232       23,932
12/31/2002       13,624         12,844       22,527
 1/31/2003       13,075         12,327       21,938
 2/28/2003       12,614         11,892       21,608
 3/31/2003       13,104         12,354       21,817
 4/30/2003       14,230         13,415       23,614
 5/31/2003       15,904         14,994       24,857
 6/30/2003       16,626         15,674       25,174
 7/31/2003       17,549         16,545       25,618
 8/31/2003       18,213         17,171       26,117

PERFORMANCE**                                                                       CLASS A     CLASS B     CLASS C
-------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                                                              32.56%      31.52%      31.53%
Five Years                                                                             0.28       -0.53       -0.57
Ten Years                                                                              6.18        N.A.        N.A.
Life of Fund+                                                                          9.21        6.26        5.76

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                                                              24.95%      26.52%      30.52%
Five Years                                                                            -0.90       -0.83       -0.57
Ten Years                                                                              5.55        N.A.        N.A.
Life of Fund+                                                                          9.09        6.26        5.76

+ Inception Dates - Class A: 8/1/52; Class B: 9/13/94; Class C:11/7/94

*  Source: Thomson Financial. Investment operations commenced 8/1/52.

   The chart compares the Fund's total return with that of the S&P 500 Index, an unmanaged index of 500 stocks commonly used as a measure of U.S. stock market performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and in the S&P 500 Index. An investment in the Fund's Class B shares on 9/13/94 at net asset value would have grown to $17,239 on August 31, 2003. An investment in the Fund's Class C shares on 11/7/94 at net asset value would have grown to $16,391 on August 31, 2003. Past performance does not predict future performance. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003
Assets
------------------------------------------------------
Investment in Growth Portfolio, at value
   (identified cost, $87,136,388)         $114,495,666
Receivable for Fund shares sold                146,648
Prepaid expenses                                   279
------------------------------------------------------
TOTAL ASSETS                              $114,642,593
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable to affiliate for distribution
   and service fees                       $     44,601
Payable for Fund shares redeemed                21,814
Payable to affiliate for Trustees' fees            166
Accrued expenses                                57,500
------------------------------------------------------
TOTAL LIABILITIES                         $    124,081
------------------------------------------------------
NET ASSETS                                $114,518,512
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $123,026,525
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (35,866,087)
Accumulated net investment loss                 (1,204)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         27,359,278
------------------------------------------------------
TOTAL                                     $114,518,512
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 96,672,552
SHARES OUTSTANDING                          15,317,533
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       6.31
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $6.31)       $       6.69
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 13,253,973
SHARES OUTSTANDING                           1,098,734
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      12.06
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  4,591,987
SHARES OUTSTANDING                             440,106
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.43
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2003
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $10,116)        $   195,888
Interest allocated from Portfolio              31,056
Expenses allocated from Portfolio            (694,960)
-----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $  (468,016)
-----------------------------------------------------
Expenses
-----------------------------------------------------
Trustees' fees and expenses               $     2,345
Distribution and service fees
   Class A                                    197,291
   Class B                                     84,955
   Class C                                     31,744
Transfer and dividend disbursing agent
   fees                                       179,887
Registration fees                              59,066
Legal and accounting services                  34,660
Printing and postage                           30,555
Custodian fee                                  19,926
Miscellaneous                                   6,569
-----------------------------------------------------
TOTAL EXPENSES                            $   646,998
-----------------------------------------------------

NET INVESTMENT LOSS                       $(1,115,014)
-----------------------------------------------------
Realized and Unrealized
Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,966,518)
   Foreign currency transactions               (1,203)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,967,721)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $30,467,014
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $30,467,014
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $28,499,293
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $27,384,279
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2003  AUGUST 31, 2002
--------------------------------------------------------------------------
From operations --
   Net investment loss                    $    (1,115,014) $    (1,189,083)
   Net realized loss                           (1,967,721)     (10,861,063)
   Net change in unrealized
      appreciation (depreciation)              30,467,014      (16,323,261)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    27,384,279  $   (28,373,407)
--------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $    35,128,608  $    30,866,294
      Class B                                   6,699,259        2,490,380
      Class C                                  22,051,926        3,327,567
   Cost of shares redeemed
      Class A                                 (42,233,841)     (35,344,070)
      Class B                                  (3,122,335)      (2,975,533)
      Class C                                 (20,973,870)      (2,700,191)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    (2,450,253) $    (4,335,553)
--------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    24,934,026  $   (32,708,960)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $    89,584,486  $   122,293,446
--------------------------------------------------------------------------
AT END OF YEAR                            $   114,518,512  $    89,584,486
--------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
--------------------------------------------------------------------------
AT END OF YEAR                            $        (1,204) $            --
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 CLASS A
                                  ---------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------
                                    2003(1)        2002(1)        2001(1)        2000(1)        1999
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 4.760        $ 6.270       $ 10.360       $  9.950      $ 10.320
-------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------
Net investment income (loss)        $(0.057)       $(0.057)      $ (0.049)      $ (0.020)     $  0.008
Net realized and unrealized
   gain (loss)                        1.607         (1.453)        (1.811)         0.771         2.153
-------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 1.550        $(1.510)      $ (1.860)      $  0.751      $  2.161
-------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------
From net investment income          $    --        $    --       $     --       $     --      $ (0.039)
From net realized gain                   --             --         (2.230)        (0.341)       (2.492)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $    --        $    --       $ (2.230)      $ (0.341)     $ (2.531)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 6.310        $ 4.760       $  6.270       $ 10.360      $  9.950
-------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       32.56%        (24.08)%       (22.80)%         7.74%        21.14%
-------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $96,673        $80,121       $109,847       $164,388      $171,752
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.38%          1.29%          1.23%          1.09%         1.03%
   Interest expense(3)                   --             --           0.04%          0.01%           --
   Net investment income
      (loss)                          (1.13)%        (0.99)%        (0.70)%        (0.21)%        0.09%
Portfolio Turnover of the
   Portfolio                            217%           282%           301%           274%           34%
-------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CLASS B
                                  --------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                  --------------------------------------------------------------------
                                    2003(1)        2002(1)        2001(1)        2000(1)        1999
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.170        $12.160        $18.140        $17.330      $16.490
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment loss                 $(0.182)       $(0.196)       $(0.195)       $(0.180)     $(0.135)
Net realized and unrealized
   gain (loss)                        3.072         (2.794)        (3.555)         1.331        3.467
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 2.890        $(2.990)       $(3.750)       $ 1.151      $ 3.332
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net realized gain              $    --        $    --        $(2.230)       $(0.341)     $(2.492)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $    --        $    --        $(2.230)       $(0.341)     $(2.492)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $12.060        $ 9.170        $12.160        $18.140      $17.330
------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       31.52%        (24.59)%       (23.53)%         6.74%       20.28%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $13,254        $ 6,972        $ 9,863        $16,178      $18,553
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         2.13%          2.04%          1.98%          1.94%        1.85%
   Interest expense(3)                   --             --           0.04%          0.01%          --
   Net investment loss                (1.87)%        (1.74)%        (1.44)%        (1.05)%      (0.74)%
Portfolio Turnover of the
   Portfolio                            217%           282%           301%           274%          34%
------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CLASS C
                                  --------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                  --------------------------------------------------------------------
                                    2003(1)        2002(1)        2001(1)        2000(1)        1999
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 7.930        $10.520        $16.000        $15.330      $14.840
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment loss                 $(0.157)       $(0.172)       $(0.172)       $(0.159)     $(0.109)
Net realized and unrealized
   gain (loss)                        2.657         (2.418)        (3.078)         1.170        3.091
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 2.500        $(2.590)       $(3.250)       $ 1.011      $ 2.982
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net realized gain              $    --        $    --        $(2.230)       $(0.341)     $(2.492)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $    --        $    --        $(2.230)       $(0.341)     $(2.492)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.430        $ 7.930        $10.520        $16.000      $15.330
------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       31.53%        (24.62)%       (23.56)%         6.70%       20.16%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 4,592        $ 2,491        $ 2,584        $ 2,774      $ 3,244
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         2.13%          2.04%          1.98%          1.94%        1.91%
   Interest expense(3)                   --             --           0.04%          0.01%          --
   Net investment loss                (1.87)%        (1.75)%        (1.48)%        (1.05)%      (0.80)%
Portfolio Turnover of the
   Portfolio                            217%           282%           301%           274%          34%
------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.9% at August 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. There were no credit balances used to reduce the Fund's custodian fees for the year ended August 31, 2003.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2003, the Fund for federal income tax purposes, had a capital loss carryover of $35,577,585 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire as follows: $71,466 on August 31, 2009, $29,882,945 on August 31, 2010 and $5,623,174 on August 31,
   2011. At August 31, 2003, net currency losses of $1,204 attributable to foreign currency transactions incurred after October 31, 2002, are treated as arising on the first day of the Fund's next taxable year.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2 Distributions to Shareholders
-------------------------------------------
   It is present policy of the Fund to pay dividends semiannually and to make at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                      6,866,403    5,199,073
    Redemptions                               (8,376,318)  (5,903,088)
    ------------------------------------------------------------------
    NET DECREASE                              (1,509,915)    (704,015)
    ------------------------------------------------------------------

                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        667,433      214,216
    Redemptions                                 (329,108)    (265,051)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      338,325      (50,835)
    ------------------------------------------------------------------

                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS C                                      2003         2002
    ------------------------------------------------------------------
    Sales                                      2,602,721      342,866
    Redemptions                               (2,476,631)    (274,446)
    ------------------------------------------------------------------
    NET INCREASE                                 126,090       68,420
    ------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the year ended August 31, 2003, EVM earned $18,458 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $6,877 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2003.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B Shares (Class B Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $63,716 and $23,808 for Class B and Class C shares, respectively, to or payable to EVD for the year ended August 31, 2003, representing 0.75% of the average daily net assets for Class B and Class C shares. At August 31, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $179,000 and $633,000 for Class B and Class C shares, respectively.

   The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended August 31, 2003 amounted to $197,291, $21,239, and $7,936 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within one year of purchase. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $15,000 and $9,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the year ended August 31, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $63,757,139 and $67,091,995 respectively, for the year ended August 31, 2003.

8 Shareholder Meeting (Unaudited)
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                 NUMBER OF SHARES
                                              ----------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE  WITHHOLD
    ----------------------------------------------------------------
    Jessica M. Bibliowicz                       8,286,472    353,439
    Donald R. Dwight                            8,292,974    346,937
    James B. Hawkes                             8,303,011    336,900
    Samuel L. Hayes, III                        8,302,689    337,222
    William H. Park                             8,307,475    332,436
    Norton H. Reamer                            8,299,724    340,187
    Lynn A. Stout                               8,305,459    334,452

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE GROWTH FUND:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Growth Fund (the "Fund") at August 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2003

GROWTH PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.6%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Agricultural Services -- 1.3%
-----------------------------------------------------------------------
Monsanto Co.                                   60,000      $  1,542,600
-----------------------------------------------------------------------
                                                           $  1,542,600
-----------------------------------------------------------------------
Apparel Manufacturer -- 0.5%
-----------------------------------------------------------------------
Warnaco Group Inc., (The)(1)                   35,000      $    563,500
-----------------------------------------------------------------------
                                                           $    563,500
-----------------------------------------------------------------------
Broadcasting -- 1.6%
-----------------------------------------------------------------------
Comcast Corp. Class A(1)                       36,000      $  1,020,960
Cumulus Media, Inc. Class A(1)                 42,500           806,225
-----------------------------------------------------------------------
                                                           $  1,827,185
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 4.9%
-----------------------------------------------------------------------
Cubic Corp.                                    23,000      $    606,510
Heidrick & Struggles International,
Inc.(1)                                        66,000         1,231,560
Hudson Highland Group, Inc.(1)                 11,100           231,768
Integrated Alarm Services Group, Inc.(1)       34,000           295,800
Monster Worldwide, Inc.(1)                     62,000         1,693,840
Sotheby's Holdings, Inc.(1)                   140,000         1,243,200
Wind River Systems, Inc.(1)                    40,000           298,000
-----------------------------------------------------------------------
                                                           $  5,600,678
-----------------------------------------------------------------------
Chemicals -- 0.2%
-----------------------------------------------------------------------
Solutia, Inc.                                  65,000      $    247,650
-----------------------------------------------------------------------
                                                           $    247,650
-----------------------------------------------------------------------
Communications Services -- 0.7%
-----------------------------------------------------------------------
Navigant Consulting, Inc.(1)                   50,000      $    760,000
-----------------------------------------------------------------------
                                                           $    760,000
-----------------------------------------------------------------------
Computer Software & Services -- 0.8%
-----------------------------------------------------------------------
Cognizant Technology Solutions Corp.(1)        25,000      $    870,750
-----------------------------------------------------------------------
                                                           $    870,750
-----------------------------------------------------------------------
Computers and Business Equipment -- 2.0%
-----------------------------------------------------------------------
Drexler Technology Corp.(1)                    81,000      $  1,475,820
Insight Enterprises, Inc.(1)                   45,000           809,100
-----------------------------------------------------------------------
                                                           $  2,284,920
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Diversified Manufacturing and Services -- 0.3%
-----------------------------------------------------------------------
CNH Global N.V.                                22,100      $    306,748
-----------------------------------------------------------------------
                                                           $    306,748
-----------------------------------------------------------------------
Drugs -- 19.4%
-----------------------------------------------------------------------
American Pharmaceutical Partners,
Inc.(1)                                       103,697      $  4,940,125
Biovail Corp.(1)                              183,000         7,599,990
Cephalon, Inc.(1)                              32,000         1,419,200
Dr. Reddy's Laboratories Ltd. ADR              25,000           633,750
Flamel Technologies SA ADR(1)                  83,000         2,364,255
IVAX Corp.(1)                                  55,000         1,089,000
Kos Pharmaceuticals, Inc.(1)                   32,000         1,206,400
Taro Pharmaceutical Industries Ltd.(1)         45,000         2,429,550
Watson Pharmaceuticals, Inc.(1)                12,000           493,200
-----------------------------------------------------------------------
                                                           $ 22,175,470
-----------------------------------------------------------------------
Education -- 3.0%
-----------------------------------------------------------------------
Apollo Group, Inc., Class A(1)                 18,000      $  1,153,260
Sylvan Learning Systems, Inc.(1)               79,700         2,296,157
-----------------------------------------------------------------------
                                                           $  3,449,417
-----------------------------------------------------------------------
Financial Services -- 2.3%
-----------------------------------------------------------------------
Providian Financial Corp.(1)                  208,000      $  2,132,000
Student Loan Corp., (The)                       3,800           467,248
-----------------------------------------------------------------------
                                                           $  2,599,248
-----------------------------------------------------------------------
Health Services -- 6.8%
-----------------------------------------------------------------------
American Healthways, Inc.(1)                   65,300      $  2,290,724
Community Health Systems, Inc.(1)              38,000           873,620
Health Management Associates, Inc.,
Class A                                        35,000           779,800
MIM Corp.(1)                                  212,600         1,488,200
Tenet Healthcare Corp.(1)                      60,000           963,000
United Surgical Partners International,
Inc.(1)                                        53,000         1,375,880
-----------------------------------------------------------------------
                                                           $  7,771,224
-----------------------------------------------------------------------
Insurance -- 10.8%
-----------------------------------------------------------------------
Endurance Specialty Holdings, Ltd.              8,300      $    244,767
Everest Re Group Ltd.                          21,553         1,579,835
Kingsway Financial Services, Inc.(1)           75,900           913,836
MGIC Investment Corp.                          52,000         2,931,240
Platinum Underwriters Holdings, Ltd.           21,666           588,232

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Insurance (continued)
-----------------------------------------------------------------------
Progressive Corp., (The)                       36,000      $  2,546,640
Radian Group, Inc.                             61,000         2,902,990
Triad Guaranty, Inc.(1)                        14,700           683,109
-----------------------------------------------------------------------
                                                           $ 12,390,649
-----------------------------------------------------------------------
Internet Services -- 6.2%
-----------------------------------------------------------------------
InterActiveCorp(1)                            191,200      $  7,076,312
-----------------------------------------------------------------------
                                                           $  7,076,312
-----------------------------------------------------------------------
Investment Services -- 0.6%
-----------------------------------------------------------------------
Ameritrade Holding Corp.(1)                    60,000      $    652,200
-----------------------------------------------------------------------
                                                           $    652,200
-----------------------------------------------------------------------
Machinery -- 0.8%
-----------------------------------------------------------------------
AGCO Corp.(1)                                  43,000      $    949,440
-----------------------------------------------------------------------
                                                           $    949,440
-----------------------------------------------------------------------
Manufactured Housing -- 0.9%
-----------------------------------------------------------------------
Fleetwood Enterprises, Inc.(1)                 95,000      $  1,045,000
-----------------------------------------------------------------------
                                                           $  1,045,000
-----------------------------------------------------------------------
Medical Products -- 6.1%
-----------------------------------------------------------------------
Celgene Corp.(1)                               27,000      $  1,039,230
Digene Corp.(1)                                22,300           847,623
Gen-Probe, Inc.(1)                             43,000         2,719,320
ICU Medical, Inc.(1)                           39,000         1,146,600
I-Flow Corp.(1)                                50,000           415,000
Kyphon, Inc.(1)                                36,000           851,400
-----------------------------------------------------------------------
                                                           $  7,019,173
-----------------------------------------------------------------------
Mining -- 0.2%
-----------------------------------------------------------------------
Aber Diamond Corp.(1)(2)                       10,000      $    241,010
-----------------------------------------------------------------------
                                                           $    241,010
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.8%
-----------------------------------------------------------------------
Halliburton Co.                                36,000      $    870,480
-----------------------------------------------------------------------
                                                           $    870,480
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Pharmaceuticals - Generic -- 2.5%
-----------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. ADR        48,000      $  2,818,176
-----------------------------------------------------------------------
                                                           $  2,818,176
-----------------------------------------------------------------------
Restaurants -- 0.4%
-----------------------------------------------------------------------
CKE Restaurants, Inc.(1)                       80,000      $    504,000
-----------------------------------------------------------------------
                                                           $    504,000
-----------------------------------------------------------------------
Retail -- 13.2%
-----------------------------------------------------------------------
AnnTaylor Stores Corp.(1)                      82,000      $  2,788,000
CarMax, Inc.(1)                                50,000         1,927,500
CSK Auto Corp.(1)                              55,000           907,500
Dick's Sporting Goods, Inc.(1)                 10,000           378,200
Hollywood Entertainment Corp.(1)              136,000         2,362,320
Kmart Holding Corp.(1)                         77,000         2,361,590
Linens 'n Things, Inc.(1)                      88,000         2,543,200
Priceline.com, Inc.(1)                          8,000           315,920
RONA, Inc.(1)(2)                               56,600           808,221
Select Comfort Corp.(1)                        11,100           258,519
Tweeter Home Entertainment Group,
Inc.(1)                                        60,000           524,400
-----------------------------------------------------------------------
                                                           $ 15,175,370
-----------------------------------------------------------------------
Retail - Food and Drug -- 0.6%
-----------------------------------------------------------------------
Starbucks Corp.(1)                             25,000      $    711,000
-----------------------------------------------------------------------
                                                           $    711,000
-----------------------------------------------------------------------
Retail - Specialty -- 4.2%
-----------------------------------------------------------------------
Burberry Group plc(2)                         200,000      $  1,025,115
NBTY, Inc.(1)                                 145,000         3,835,250
-----------------------------------------------------------------------
                                                           $  4,860,365
-----------------------------------------------------------------------
Retail - Wholesale Discount -- 1.3%
-----------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                   68,500      $  1,496,040
-----------------------------------------------------------------------
                                                           $  1,496,040
-----------------------------------------------------------------------
Semiconductors -- 1.4%
-----------------------------------------------------------------------
SIPEX Corp.(1)                                210,000      $  1,591,800
-----------------------------------------------------------------------
                                                           $  1,591,800
-----------------------------------------------------------------------
Software -- 1.6%
-----------------------------------------------------------------------
Roxio, Inc.(1)                                110,000      $  1,072,500

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Software (continued)
-----------------------------------------------------------------------
Transaction Systems Architects, Inc.(1)        50,000      $    712,000
-----------------------------------------------------------------------
                                                           $  1,784,500
-----------------------------------------------------------------------
Telecommunication Services -- 1.4%
-----------------------------------------------------------------------
Nextel Communications, Inc. Class A(1)         52,000      $  1,002,560
TALK America Holdings, Inc.(1)                 45,000           578,700
-----------------------------------------------------------------------
                                                           $  1,581,260
-----------------------------------------------------------------------
Telecommunications - Equipment -- 0.8%
-----------------------------------------------------------------------
Nokia Oyj ADR                                  60,000      $    977,400
-----------------------------------------------------------------------
                                                           $    977,400
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $84,384,291)                           $111,743,565
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.12%, 9/2/03                                $  4,792      $  4,792,000
-----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $4,792,000)                         $  4,792,000
-----------------------------------------------------------------------
Total Investments -- 101.8%
   (identified cost $89,176,291)                           $116,535,565
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.8)%                   $ (2,039,878)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $114,495,687
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $89,176,291)         $116,535,565
Cash                                             1,245
Receivable for investments sold              3,818,606
Interest and dividends receivable               17,265
------------------------------------------------------
TOTAL ASSETS                              $120,372,681
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  5,844,324
Payable to affiliate for Trustees' fees             53
Accrued expenses                                32,617
------------------------------------------------------
TOTAL LIABILITIES                         $  5,876,994
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $114,495,687
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 87,136,413
Net unrealized appreciation (computed on
   the basis of
   identified cost)                         27,359,274
------------------------------------------------------
TOTAL                                     $114,495,687
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $10,116)                               $   195,888
Interest                                       31,056
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   226,944
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   566,281
Trustees' fees and expenses                     7,860
Custodian fee                                  71,511
Legal and accounting services                  40,745
Miscellaneous                                   8,563
-----------------------------------------------------
TOTAL EXPENSES                            $   694,960
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (468,016)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,966,518)
   Foreign currency transactions               (1,203)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,967,721)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $30,467,019
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $30,467,019
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $28,499,298
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $28,031,282
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2003  AUGUST 31, 2002
--------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (468,016) $      (494,855)
   Net realized loss                           (1,967,721)     (10,861,063)
   Net change in unrealized
      appreciation (depreciation)              30,467,019      (16,323,265)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    28,031,282  $   (27,679,183)
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    63,757,139  $    36,676,915
   Withdrawals                                (67,091,995)     (41,664,990)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (3,334,856) $    (4,988,075)
--------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    24,696,426  $   (32,667,258)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $    89,799,261  $   122,466,519
--------------------------------------------------------------------------
AT END OF YEAR                            $   114,495,687  $    89,799,261
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED AUGUST 31,
                                  ------------------------------------------------------------
                                    2003         2002        2001         2000         1999
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily
   net assets):
   Expenses                           0.77%       0.75%        0.73%        0.72%        0.71%
   Interest expense                     --          --         0.04%        0.01%          --
   Net investment income
      (loss)                         (0.52)%     (0.44)%      (0.20)%       0.16%        0.40%
Portfolio Turnover                     217%        282%         301%         274%          34%
----------------------------------------------------------------------------------------------
TOTAL RETURN(1)                      33.37%     (23.66)%         --           --           --
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $114,496     $89,799     $122,467     $183,553     $193,824
----------------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At
   August 31, 2003, the Eaton Vance Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended August 31, 2003, $231 of credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the year ended August 31, 2003, the fee amounted to $566,281. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain

GROWTH PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2003, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $196,910,199 and $200,143,936 respectively, for the year ended August 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $89,464,793
    -----------------------------------------------------
    Gross unrealized appreciation             $27,783,854
    Gross unrealized depreciation                (713,082)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $27,070,772
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended
   August 31, 2003.

6 Interestholder Meeting (Unaudited)
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                             96%           4%
    Donald R. Dwight                                  96%           4%
    James B. Hawkes                                   96%           4%
    Samuel L. Hayes, III                              96%           4%
    William H. Park                                   96%           4%
    Norton H. Reamer                                  96%           4%
    Lynn A. Stout                                     96%           4%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

GROWTH PORTFOLIO AS OF AUGUST 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF GROWTH PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth Portfolio (the "Portfolio") at August 31, 2003, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2003

EATON VANCE GROWTH FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                           TRUST             OFFICE AND                                 IN FUND COMPLEX
      NAME AND            AND THE            LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE(S)

 Jessica M.               Trustee            Since 1998      President and Chief              193                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          193              Director of EVC
 11/9/41                                 Trust since 1989;   Chief Executive Officer
                                          of the Portfolio   of BMR, EVC, EVM and
                                             since 1992      EV; Director of EV;
                                                             Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 193 registered
                                                             investment companies in
                                                             the Eaton Vance Fund
                                                             Complex. Mr. Hawkes is
                                                             an interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Trust and the
                                                             Portfolio.

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                           TRUST             OFFICE AND                                 IN FUND COMPLEX
      NAME AND            AND THE            LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)
 -----------------------------------------------------------------------------------------------------------------------------
 NONINTERESTED TRUSTEE(S)

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  193              Director of
 III                                     Trust since 1989;   Professor of Investment                          Tiffany & Co.
 2/23/35                                  of the Portfolio   Banking Emeritus,                                  (specialty
                                             since 1993      Harvard University                               retailer) and
                                                             Graduate School of                                Telect, Inc.
                                                             Business Administration.                       (telecommunication
                                                                                                            services company)

 William H. Park          Trustee            Since 2003      President and Chief              190                  None
 9/19/47                                                     Executive Officer,
                                                             Prizm Capital
                                                             Management, LLC
                                                             (investment management
                                                             firm) (since 2002).
                                                             Executive Vice
                                                             President and Chief
                                                             Financial Officer,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) (1982-2001).

 Ronald A. Pearlman       Trustee            Since 2003      Professor of Law,                190                  None
 7/10/40                                                     Georgetown University
                                                             Law Center (since
                                                             1999). Tax Partner,
                                                             Covington & Burling,
                                                             Washington, DC
                                                             (1991-2000).

EATON VANCE GROWTH FUND

MANAGEMENT AND ORGANIZATION CONT'D

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                           TRUST             OFFICE AND                                 IN FUND COMPLEX
      NAME AND            AND THE            LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 NONINTERESTED TRUSTEE(S) (CONTINUED)

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               193                   None
 9/21/35                                 Trust since 1989;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1993      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                193                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)
                          WITH THE            TERM OF
                           TRUST             OFFICE AND
      NAME AND            AND THE            LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIO            SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas E. Faust      President of the     Since 2002(2)     Executive Vice President of
 Jr.                       Trust                             EVM, BMR, EVC and EV; Chief
 5/31/58                                                     Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC, Belport
                                                             Capital Fund LLC and Belrose
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 53
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Gregory L. Coleman    Vice President        Since 2001      Partner of Atlanta Capital.
 10/28/49               of the Trust                         Officer of 10 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Arieh Coll            Vice President        Since 2000      Vice President of EVM and BMR.
 11/9/63              of the Portfolio                       Officer of 3 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Duncan W.               President           Since 2002      Senior Vice President and
 Richardson           of the Portfolio                       Chief Equity Investment
 10/26/57                                                    Officer of EVM and BMR.
                                                             Officer of 42 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 James A. Womack       Vice President        Since 2001      Vice President of Atlanta
 11/20/68               of the Trust                         Capital. Officer of 10
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 193 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 William J. Austin,     Treasurer of       Since 2002(2)     Assistant Vice President of
 Jr.                   the Portfolio                         EVM and BMR. Officer of 58
 12/27/51                                                    registered investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 115 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) Prior to 2002, Mr. Faust served as Vice President since 1999 and Mr. Austin served as Assistant Treasurer since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation

("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust (On behalf of Eaton Vance Growth Fund)


By:    /s/ Thomas E. Faust, Jr.
       ----------------------------
       Thomas E. Faust. Jr.
       President


Date:  October 16, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ James L. O'Connor
       ----------------------------
       James L. O'Connor
       Treasurer

Date:  October 16, 2003


By:    /s/ Thomas E. Faust, Jr.
       ----------------------------
       Thomas E. Faust, Jr.
       President


Date:  October 16, 2003

                     INVESTMENT ADVISER OF GROWTH PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


                    ADMINISTRATOR OF EATON VANCE GROWTH FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116


                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                             INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                               160 FEDERAL STREET
                                BOSTON, MA 02110



                             EATON VANCE GROWTH FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS DISTRIBUTION PLAN,
   SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU
                              INVEST OR SEND MONEY.

444-10/03                                                                  GFSRC